NOTES AND LOANS PAYABLE (Details - Long term debt maturity)	Mar. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 36,596
2025	4,988
2026	4,988
2027	4,988
2028	4,988
Thereafter	124,694
Total	$ 181,242